Summary of Significant Accounting Policies - Receivables (Details)	12 Months Ended
Dec. 31, 2015 class
Allowances for Trade Receivables and Customer Financing
Number of classes within customer financing portfolio	2
Contracts | Minimum
Allowances for Trade Receivables and Customer Financing
Term of receivables	1 year
Contracts | Maximum
Allowances for Trade Receivables and Customer Financing
Term of receivables	5 years
Notes | Minimum
Allowances for Trade Receivables and Customer Financing
Term of receivables	1 year
Notes | Maximum
Allowances for Trade Receivables and Customer Financing
Term of receivables	7 years